Contingencies and commitment (Details) € in Thousands	Jun. 30, 2019 EUR (€)
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	€ 237,242
Collaboration agreement for filgotinib | Gilead
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	48,400
Total contractual obligations and commitments	19,100
Less than1 year
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	150,649
1-3 years
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	75,174
3-5 years
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	9,792
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Purchase commitments	€ 1,627